Shareholders' Equity	6 Months Ended
Jun. 30, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 14 — SHAREHOLDERS’ EQUITY

Ordinary Shares

Chanson International (formerly known as RON Holding Limited) was incorporated under the laws of the Cayman Islands on July 26, 2019. Upon incorporation, the authorized share capital of the Company was US$50,000 divided into 50,000 ordinary shares of par value US$1.00 each and 100 ordinary shares were issued. The issuance of these 100 ordinary shares, and the 1,000-for-1 share split (as described below) and the subsequent share issuances are considered as a part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented (see Note 1).

On March 27, 2021, the Company’s shareholders and board of directors approved (i) the subdivision of the Company’s authorized and issued share capital at a ratio of 1,000-for-1 share such that the authorized share capital of the Company was amended to US$50,000 divided into 50,000,000 ordinary shares of par value US$0.001 each and the 100 ordinary shares of a par value of $1 then issued and outstanding were subdivided into 100,000 ordinary shares of a par value of $0.001 (the “1,000-for-1 share split”); (ii) the creation of Class A Ordinary Shares and Class B ordinary shares, par value $0.001 per share (“Class B Ordinary Shares”, and collectively with Class A Ordinary Shares, “Ordinary Shares”). Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. In respect of matters requiring a vote of all shareholders, each holder of Class A Ordinary Shares will be entitled to one vote per one Class A Ordinary Share and each holder of Class B Ordinary Shares will be entitled to 10 votes per one Class B Ordinary Share. The Class A Ordinary Shares are not convertible into shares of any other class. The Class B Ordinary Shares are convertible into Class A Ordinary Shares at any time after issuance at the option of the holder on a one-to-one basis; (iii) the re-designation of 3,000 ordinary shares held by Haily Global Limited into 3,000 Class B Ordinary Shares; and (iv) issuances of Class A Ordinary Shares and Class B Ordinary Shares to the existing shareholders, to increase the number of total Ordinary Shares issued and outstanding prior to the completion of this offering from 100,000 to 9,000,000 (the “share issuances”). The Company believes the 1,000-for-1 share split and the share issuances should be considered as a part of the Reorganization of the Company and accounted for on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented.

On March 12, 2025, the Company’s shareholders resolved to increase the authorized share capital from US$50,000 divided into 44,000,000 Class A Ordinary Shares of US$0.001 par value each and 6,000,000 Class B Ordinary Shares of US$0.001 par value each, to US$5,000,000 divided into 4,400,000,000 Class A Ordinary Shares of US$0.001 par value each and 600,000,000 Class B Ordinary Shares of US$0.001 par value each.

Initial Public Offering

On April 3, 2023, the Company closed its IPO of 42,375 Class A Ordinary Shares at a public offering price of $320.00 per Class A Ordinary Share for the total gross proceeds of $13.6 million before deducting underwriting discounts and other related expenses. Net proceeds of the Company’s IPO were approximately $12.0 million. The Company’s Class A Ordinary Shares began trading on the Nasdaq Capital Market under the ticker symbol “CHSN” on March 30, 2023.

Representative Warrants

In connection with the Company’s IPO, the Company agreed to issue warrants to the representative of several underwriters (“Representative warrants”), exercisable for a period of four and a half years commencing six months from the date of commencement of sales of the offering, to purchase 848 Class A Ordinary Shares at $320.00 per Class A Ordinary Share. As the Representative warrants are considered indexed to the Company’s own stock and meet the criteria for equity classification according to ASC :815-40, therefore, the Representative warrants are classified as equity on the consolidated balance sheets. On December 13, 2023, 441 Class A Ordinary Share were issued as the Representative warrants were fully exercised on a cashless basis.

Conversion of Ordinary Shares

On February 5, 2024, the Company’s shareholder Haily Global Limited elected to convert 3,375 Class B Ordinary Shares on a one-for-one basis into 3,375 Class A Ordinary Shares, which was duly approved by the Company’s board of directors.

Issuance of Ordinary Shares

On September 13, 2024, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain investors identified therein for a best efforts follow-on public offering (the “Offering”) of (i) 112,253 Class A Ordinary Shares, par value $0.001 per share (“Shares”) and (ii) 112,253 common warrants to purchase 112,253 Class A Ordinary Shares (“Common Warrants”), at an exercise price of $77.76 per share, exercisable within one year anniversary of the closing of the Offering. The Shares and Common Warrants were sold at a combined public offering price of $64.80 per share and accompanying warrants. Each Class A Ordinary Share were sold together with one Common Warrant. The Offering was closed on September 17, 2024, and the Company received aggregate gross proceeds of $7.3 million from the Offering, before deducting offering expenses and commissions, excluding the exercise of any Common Warrants. During the year ended December 31, 2024, 73,677 Class A Ordinary Shares were issued as all the common warrants were exercised on a cashless basis.

Issuance of the Equity Security Units

On June 13, 2025, the Company priced a best-efforts public offering for the sale of units as described below. The offering was comprised of 200,000 units (each a “Unit”), consisting of (i) one Class A ordinary share of the Company, par value $0.08 per share (the “Class A Ordinary Shares”), or in lieu thereof, a pre-funded warrant (each a “Pre-Funded Warrant”); (ii) one series A warrant to purchase one Class A Ordinary Share (each a “Series A Warrant”); and (iii) one series B warrant to purchase one Class A Ordinary Share (each a “Series B Warrant”). The public offering price of the Units was $40.00 per Unit. The Pre-Funded Warrants will be immediately exercisable (subject to the beneficial ownership limitation) and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full. Each of the Series A Warrants and the Series B Warrants would have an exercise price of $42.00 per Class A Ordinary Share and be exercisable beginning on the date of the issuance date and ending on the two and half anniversary of the issuance date. Additionally, holders of Series B Warrants may effect a “zero exercise price option,” under which up to 937,500 Class A Ordinary Shares may be issuable in aggregate under all Series B Warrants. The Company registered up to 1,337,500 Class A Ordinary Shares underlying the Pre-Funded Warrants, the Series A Warrants and the Series B Warrants. The offering was closed on June 16, 2025, and the Company received aggregate gross proceeds of $8.0 million from the offering, before deducting placement agent fees and other estimated expenses payable by the Company, excluding the exercise of any warrant offered. During the six months ended June 30, 2025, 200,000 Class A Ordinary Shares were issued and 102,164 Class A Ordinary Shares were issued upon on exercised of 21,795 Series B Warrants at zero exercise price option. 200,000 Series A Warrants and 178,205 Series B Warrants were outstanding as of June 30, 2025, respectively. As of date of this report, 641,977 Class A Ordinary Shares were additionally issued upon on exercised of 136,955 Series B Warrants at zero exercise price option.

As a result, the Company had 55,000,000 authorized Class A Ordinary Shares of a par value of $0.08, of which 572,536 shares and 270,372 Class A Ordinary Shares were issued and outstanding as of June 30, 2025 and December 31, 2024, respectively, and the Company had 7,500,000 authorized Class B Ordinary Shares of a par value of $0.08, of which 70,875 Class B Ordinary Shares were issued and outstanding as of June 30, 2025 and December 31, 2024. In total, the Company had 62,500,000 authorized Ordinary Shares of par value of $0.08 each, of which 643,411 shares and 341,247 shares were issued and outstanding as of June 30, 2025 and December 31, 2024, respectively.

Statutory Reserve

The Company’s PRC subsidiary is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends. As of June 30, 2025 and December 31, 2024, the balance of the statutory reserves was $661,924 and $661,924, respectively, which is equal to 50% of the entity’s registered capital.

Restricted net assets

The Company’s PRC subsidiary and the UFG entities are restricted in their ability to transfer a portion of their net assets, equivalent to their statutory reserves and their share capital to the Company in the form of loans, advances, or cash dividends. The payment of dividends by entities organized in China is subject to limitations, procedures, and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. As of June 30, 2025 and December 31, 2024, the total restricted net assets amounted to $6,303,836 and $3,516,301, respectively.